HELD FOR SALE AND DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2021
Held For Sale and Discontinued Operations [Abstract]
Schedule of assets and liabilities held for sale
The following table provides the details over assets and liabilities classified as held-for-sale as of December 31, 2021:

	Assets held-for-sale	Liabilities held-for-sale
Algeria	1,846	391
Other individual assets	18	—
Total assets and liabilities held for sale	1,864	391
The following table shows the assets and liabilities classified as held-for-sale relating to Algeria as of December 31, 2021:

2021
Property and equipment	527
Intangible assets excl. goodwill	111
Goodwill	1,001
Deferred tax assets	35

Other current assets	172
Total assets held for sale	1,846

Non-current liabilities	106
Current liabilities	285
Total liabilities held for sale	391
Net assets of the discontinued operations of Algeria includes US$667 relating to cumulative currency translation losses as of December 31, 2021, which will be recycled through the consolidated income statement upon the completion of the sale.
Schedule of profit (loss) and other comprehensive income held-for-sale
The following table shows the profit/(loss) and other comprehensive income relating to Algeria operations for the period ended December 31, 2021:

Income statement and statement of comprehensive income	2021	2020

Operating revenue	659	689
Operating expenses	(470)	(564)
Other expenses	(17)	(17)
Profit / (loss) before tax for the period	172	108
Income tax benefit / (expense)	(21)	(29)
Profit / (loss) after tax for the period	151	79

Other comprehensive income / (loss)*	(68)	(157)
Total comprehensive income / (loss)	83	(78)

*Other comprehensive income is relating to the foreign currency translation.